Trade and other current receivables - Summary of Impairment Provision for Trade and Other Receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Provision for impairment of trade and other receivables at beginning of period	€ 206	€ 222
Charge to income statement	27	37
Reduction/releases	(24)	(46)
Distributed through demerger	(5)	(7)
Currency translations	(14)	0
Provision for impairment of trade and other receivables at end of period	€ 190	€ 206